OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 7 – OTHER RECEIVABLES

	As of December 31,
	2019	2018
Current other receivables
Prepaid expenses	1,175	2,211
Tax credits	1,897	2,097
Financial NDF (Note 23)	163	1,154
Companies under section 33 - Law No. 19,550 and related parties (Note 29.c)	115	221
Receivables from sale of customer relationship	23	112
Other	1,251	2,040
Allowance for current other receivables	(34)	(29)
	4,590	7,806
Non-current other receivables
Prepaid expenses	218	695
Tax credits	859	1,081
Financial NDF (Note 23)	—	70
Regulatory Credits (Núcleo)	208	239
Receivables from sale of customer relationship	62	173
Other	336	400
	1,683	2,658
Total other receivables, net	6,273	10,464

Movements in the Allowance for current other receivables are as follows:

	Years ended December 31,
	2019	2018
At the beginning of the year	(29)	—
Increases	(15)	(29)
Decreases (includes RECPAM)	10	—
At the end of the year	(34)	(29)